Investments in and Advances to Unconsolidated Affiliates - Schedule of Share of Net Income From Unconsolidated Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Income from unconsolidated affiliates	$ 146,222	$ 528,287	$ 258,354
Preopening and start-up expenses	0	(3,168)	(3,475)
Non-operating items from unconsolidated affiliates	(34,751)	(53,139)	(76,462)
Net income from unconsolidated affiliates	$ 111,471	$ 471,980	$ 178,417